Short-Term Borrowings And Long-Term Debt (Schedule Of Long-Term Debt) (Parenthetical) (Detail)	Mar. 31, 2013	Mar. 31, 2012
Yen Notes (Floating Rate 0.70%) Due In Year 2013
Long Term Debt [Line Items]
Interest rate on long-term debt	0.70%	0.70%
Yen Notes (Floating Rate 0.69%) Due In Year 2013
Long Term Debt [Line Items]
Interest rate on long-term debt	0.69%	0.69%
Yen Notes (Floating Rate 0.45%) Due In Year 2013
Long Term Debt [Line Items]
Interest rate on long-term debt	0.45%	0.45%
NOK Notes (Floating Rate 9.68%) Due In 2013
Long Term Debt [Line Items]
Interest rate on long-term debt	9.68%	9.68%
SEK Notes (Fixed Rate 9.32%) Due In 2013
Long Term Debt [Line Items]
Interest rate on long-term debt	9.32%	9.32%
U.S.$ Notes (Floating Rate 1.00%) Due In Year 2013
Long Term Debt [Line Items]
Interest rate on long-term debt	1.00%	1.00%
Yen Notes (Fixed Rate 1.54%) Due In Year 2013
Long Term Debt [Line Items]
Interest rate on long-term debt	1.54%	1.54%
Yen Notes (Fixed Rate 1.27%) Due In Year 2013
Long Term Debt [Line Items]
Interest rate on long-term debt	1.27%	1.27%
U.S.$ notes (floating rate 0.88%) Due in Year 2014
Long Term Debt [Line Items]
Interest rate on long-term debt	0.88%	0.88%
Yen Notes (Fixed Rate 1.53%) Due In Year 2015
Long Term Debt [Line Items]
Interest rate on long-term debt	1.53%	1.53%
U.S.$ notes (floating rate 0.77%) Due in Year 2016
Long Term Debt [Line Items]
Interest rate on long-term debt	0.77%	0.77%
U.S.$ notes (floating rate 0.67%) Due in Year 2016
Long Term Debt [Line Items]
Interest rate on long-term debt	0.67%	0.67%
U.S.$ notes (floating rate 0.88%) Due in Year 2017
Long Term Debt [Line Items]
Interest rate on long-term debt	0.88%	0.88%
Yen notes (fixed rate 0.30%) Due in Year 2018
Long Term Debt [Line Items]
Interest rate on long-term debt	0.30%	0.30%
Yen notes (fixed rate 0.51%) Due in Year 2020
Long Term Debt [Line Items]
Interest rate on long-term debt	0.51%	0.51%